Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Financial Instruments
Financial instruments

27. Financial instruments

Contingent consideration

Financial instruments recorded at fair value in the interim condensed consolidated balance sheet are classified using a fair value hierarchy that reflects the observability of significant inputs used in making the measurements. The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified based on the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

All contingent consideration is classified as level 3 in the fair value hierarchy as volatility is a key input into the valuation models and volatility is an unobservable input.

The following provides a breakdown of contingent consideration as at September 30, 2022 and 2021:

	Contingent consideration
	Trading price consideration (i)	Other (ii)	Total
Balance December 31, 2020	$-	$-	$-
Additions	232,719,246	-	232,719,246
Change in fair value	(222,954,132)	1,957,045	(220,997,087)
Transferred to equity	-	(1,957,045)	(1,957,045)
Balance September 30, 2021	$9,765,114	-	9,765,114

Balance, December 31, 2021	$574,687	$368,444	$943,131
Change in fair value	(572,723)	(69,430)	(642,153)
Transferred to equity	-	(299,014)	(299,014)
Balance, September 30, 2022	$1,964	$-	$1,964

As at September 30, 2022 the Company’s aging of receivables was as follows:

September 30, 2022
0 - 30 days	$1,424,901
31 - 60 days	139,410
61 - 90 days	188,883
91 – 120 days	73,711
Over 120 days	2,794,337
Gross receivables	4,621,242
Less allowance for doubtful accounts	(2,465,798)
$2,155,444

(ii) For notes and other receivables, the Company determines the allowance for doubtful accounts by considering, for each debtor, if there has been any indication that a loss has been incurred. In making that determination, the Company considers the credit rating of the debtor as well as any collateral that underlies the receivable. Refer to Note 6 for additional information.

32. Financial instruments

Contingent consideration

Financial instruments recorded at fair value in the consolidated balance sheet are classified using a fair value hierarchy that reflects the observability of significant inputs used in making the measurements.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified based on the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

All contingent consideration is classified as level 3 in the fair value hierarchy as volatility is a key input into the valuation models and volatility is an unobservable input.

The following provides a breakdown of contingent consideration as at December 31, 2021:

	Contingent consideration
	Trading price consideration (i)	Other (ii)	Total
Balance, January 1, 2021	$-	$-	$-
Additions (Note 3)	232,719,246	-	232,719,246
Change in fair value	(232,144,559)	2,325,489	(229,819,070)
Transferred to equity	-	(1,957,045)	(1,957,045)

Balance, December 31 2021	$574,687	$368,444	$943,131

(i) Trading price consideration –  As described in Note 3 and part of the acquisition of Caliva and OGE and LCV, the former share holders received a contingent right for up to 18,356,299 and 3,856,955 additional common shares, respectively, in the event the 20-day volume weighted average trading price (“VWAP”) of the common shares reaches $13.00, $17.00 and $21.00 within three years of closing, with one-third issuable upon the achievement of each price threshold, respectively.

The fair value of the contingent consideration was determined using a Monte Carlo simulation methodology that included simulating the share price using a risk-neutral Geometric Brownian Motion-based pricing model over 500,000 iterations. The methodology recorded the likelihood of the share  price achieving the price hurdle associated with the payout and calculated the discounted value of the payout based on the share price on the date the price hurdle was met and the corresponding 20-day volume-weighted average price. During the year ended December 31, 2021, the Company recorded a gain on the change in fair value of the contingent consideration of $232,144,559.

Key Inputs	December 31, 2021	January 15, 2021
Key unobservable inputs
Expected volatility	65%	66%
Key observable inputs
Share price	$1.39	$12.66
Risk-free interest rate	0.79%	0.20%
Dividend yield	0%	0%
Number of shares	21,850,404	21,566,431

A 15% change in the volatility assumption will have the following impact on the fair value of the contingent consideration:

Change in volatility	December 31, 2021	January 15, 2021
+15%	$1,597,743	$11,420,904
-15%	$(528,968)	$(17,250,641)

(ii) Other – As part of the acquisition of Caliva and LCV, the Company could be required to issue shares to former shareholders based on certain liabilities, the final settlement of which is contingent on the outcome of certain events. During the year ended December 31, 2021, a portion of the contingency was resolved and as a result, the number of shares to be issued related to that portion became fixed. That portion of the contingent consideration was remeasured to $1,957,045 based on the fixed number of shares to be issued to the former Caliva and LCV shareholders and reclassified as equity. The remeasurement is included in the change in fair value of contingent consideration in the consolidated statement of operations and comprehensive loss.

The remaining portion of contingent consideration of LCV could result in the issuance of a maximum number of shares of 270,000 and the fair value associated with the remaining contingent consideration is $368,444.

Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is subject to minimal interest rate risk.

Credit risk

Credit risk arises from deposits with banks, security deposits, trade receivables, notes receivable and other receivables.

	Gross	Allowance	Net
Cash	$165,310,609	$-	$165,310,609
Restricted cash and restricted cash equivalents	9,581,689	-	9,581,689
Accounts receivable (i)	6,721,754	(2,016,191)	4,705,563
Security deposits	1,119,754	-	1,119,754
Notes and other receivables (ii)	7,393,560	(2,660,943)	4,732,617
	$190,127,366	$(4,677,134)	$185,450,232

(i) For trade receivables, the Company does not hold any collateral as security but mitigates this risk by dealing with counterparts that management has determined to be financially sound and, accordingly, does not anticipate significant loss due to non-performance.

The Company determines the allowance for doubtful accounts by firstly allowing for specific receivables that are at-risk of non-collection, and then applying a standard percentage by bucket of aging to the remainder. The gross accounts receivable by aging are laid out below:

As at December 31, 2021 the Company’s aging of receivables was as follows:

December 31, 2021
0-30 days	$4,723,810
31-60 days	278,958
61-90 days	242,467
91-120 days	256,424
Over 120 days	1,220,095

Gross receivables	6,721,754
Less allowance for doubtful accounts	(2,016,191)
$4,705,563

(ii) For notes and other receivables, the Company determines the allowance for doubtful accounts by considering, for each debtor, if there has been any indication that a loss has been incurred. In making that determination, the Company considers the credit rating of the debtor as well as any collateral that underlies the receivable. Refer to Note 7 for additional information.